BUSINESS COMBINATIONS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
BUSINESS COMBINATIONS
Revenue	$ 0	$ 10,611
Net loss	$ (8,289,420)	$ (3,787,718)